PRINCIPAL ACCOUNTING POLICIES - Summary of share option activity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 30, 2016
Number of Shares
Outstanding, beginning	5,005,461	4,972,178	4,130,732
Granted	928,002	625,006	1,472,449
Exercised	(368,722)	(506,163)	(573,351)
Forfeited/Cancelled	(41,226)	(85,560)	(57,652)
Outstanding, ending	5,523,515	5,005,461	4,972,178	4,130,732
Vested and expect to vest, ending	5,339,880
Exercisable, ending	3,228,073
Weighted Average Exercise Price
Outstanding, beginning (in dollars per share)	$ 122.00	$ 101.03	$ 70.42
Granted (in dollars per share)	322.20	247.91	172.56
Exercised (in dollars per share)	80.70	65.65	62.52
Forfeited (in dollars per share)	199.32	156.32	117.63
Outstanding, ending (in dollars per share)	157.82	$ 122.00	$ 101.03	$ 70.42
Vested and expect to vest, ending (in dollars per share)	155.04
Exercisable, ending (in dollars per share)	$ 100.42
Weighted Average Remaining Contractual Life (Years)
Outstanding	4 years 6 months 15 days	4 years 9 months 7 days	5 years 2 months 1 day	4 years 11 months 27 days
Vested and expect to vest at the end of the period	4 years 5 months 19 days
Exercisable at the end of the period	3 years 1 month 21 days
Aggregate Intrinsic Value
Outstanding	$ 899,966,907	$ 1,244,544,670	$ 405,399,251	$ 528,988,489
Vested and expect to vest	884,674,316
Exercisable	$ 708,809,522
Assumptions
Pre-vesting forfeiture rate assumptions (as a percent)	8.00%
Closing stock price (in dollars per share)					$ 320.00
Total intrinsic value of options exercised	$ 257,000,000	$ 178,000,000	$ 148,000,000
Weighted average fair value of options granted (in dollars per share)	$ 140.95	$ 109.93	$ 78.10
Qunar
Number of Shares
Outstanding, beginning	9,889,923	18,759,438
Granted		1,846,200
Exercised		(9,140,502)
Forfeited/Cancelled		(1,575,213)
Outstanding, ending		9,889,923	18,759,438
Vested and expect to vest, ending	9,241,666
Exercisable, ending	2,107,686
Weighted Average Exercise Price
Outstanding, beginning (in dollars per share)	$ 0.01	$ 0.01
Granted (in dollars per share)		0.01
Exercised (in dollars per share)		0.01
Forfeited (in dollars per share)		0.01
Outstanding, ending (in dollars per share)		$ 0.01	$ 0.01
Vested and expect to vest, ending (in dollars per share)	0.01
Exercisable, ending (in dollars per share)	$ 0.01
Weighted Average Remaining Contractual Life (Years)
Outstanding		8 years 6 months 15 days	9 years 4 months 10 days
Vested and expect to vest at the end of the period	8 years 6 months 11 days
Exercisable at the end of the period	8 years 6 months 7 days
Aggregate Intrinsic Value
Outstanding		$ 99,393,726	$ 329,603,326
Vested and expect to vest	$ 92,878,743
Exercisable	21,182,244
Assumptions
Total intrinsic value of options exercised	$ 92,000,000
Weighted average fair value of options granted (in dollars per share)	$ 19.99